Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of derivatives subject to reform of reference interest rate (Detail) - PEN (S/)
S/ in Thousands
12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Position Purchased [Member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 617,426	S/ 1,745,665
Position Purchased [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	737,036	2,035,345
Position Purchased 3 Month LIBOR [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 315,555	S/ 1,430,620
Average term in years	[1]	5 years 10 months 24 days	6 years 6 months
Position Purchased 6 Month LIBOR [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 301,871	S/ 315,045
Average term in years	[1]	9 years 4 months 24 days	9 years 4 months 24 days
Position Purchased 6 Month LIBOR [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 119,610	S/ 289,680
Average term in years	[1]	2 years 6 months	2 years 7 months 6 days
Position Sold [Member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 846,679	S/ 2,222,551
Position Sold [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	1,077,925	2,809,153
Position Sold 3 Month Libor [Member] | Interest rate swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 473,042	S/ 1,628,689
Average term in years	[1]	5 years	7 years 1 month 6 days
Position Sold 6 Month Libor [Member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 373,637	S/ 593,862
Average term in years	[1]	8 years 3 months 18 days	3 years 2 months 12 days
Position Sold 6 Month Libor [Member] | Currency swap contract [member]
Disclosure of financial assets [line items]
Nominal value	[1]	S/ 231,246	S/ 586,602
Average term in years	[1]	2 years 8 months 12 days	2 years 6 months

[1]	Balances as of December 31, 2021, calculated with respect to the new transition date of USD-LIBOR to the benchmark rate (June 2023) for contracts current at said date. As of December 31, 2020, it corresponds to balances calculated taking in reference the prior transition date (December 2021); see Note 3.2.